SHARE-BASED COMPENSATION (Summary of Assumptions Used in Option-pricing Model) (Details) (Share Options [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life	10 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple	2
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple	3
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	3.09%
Exercise Multiple	0.022
Expected Forfeiture Rate (Post-vesting)	12.50%
Expected option life	10 years	10 years	10 years
Volatility rate	58.00%
Dividend yield	0.00%	0.00%	0.00%
Share price (in US dollars per share)	$ 1.31
Employees [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate		2.26%	1.04%
Exercise Multiple		0.020	0.022
Expected Forfeiture Rate (Post-vesting)		0.00%	0.00%
Volatility rate		42.00%	51.00%
Share price (in US dollars per share)		1.21	1.25
Employees [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate		3.16%	3.00%
Exercise Multiple		0.028	0.028
Expected Forfeiture Rate (Post-vesting)		7.00%	5.00%
Volatility rate		50.00%	68.00%
Share price (in US dollars per share)		4.53	2.14
Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate
Expected Forfeiture Rate (Post-vesting)
Expected option life	0 years
Volatility rate
Dividend yield		0.00%	0.00%
Share price (in US dollars per share)
Non-Employees [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate		2.26%	2.24%
Expected option life		8 years	9 years
Volatility rate		47.00%	48.00%
Share price (in US dollars per share)		1.21	1.21
Non-Employees [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate		3.06%	2.60%
Expected option life		10 years	10 years
Volatility rate		50.00%	66.00%
Share price (in US dollars per share)		4.36	2.13